Restatement of Financial Statements (Details) - Schedule of restated in the Consolidated Statements of Cash Flows	6 Months Ended
Jun. 30, 2023 USD ($)
As originally filed [Member]
Operating activities
Net loss for the year	$ (7,583,252)
Items not affecting cash:
Amortization and depreciation	401,640
Bad debt expense
Fair value changes on derivatives	4,883,260
Interest expense, net of repayments
Foreign exchange	11,666
Transaction costs
Share based payments	310,828
Change in non-cash working capital	(1,136,712)
Net cash used in operating activities	(3,112,570)
Investing activities
Intangible asset additions	(817,849)
Equipment additions	(2,498)
Acquisition of ClearRF
Net cash used in investing activities	(820,347)
Financing activities
Lease payments	(100,702)
Bank loan
Convertible debt issued, net of repayments
Proceeds on share issuance, net of share issuance costs
Transaction costs	(309,000)
Exercise of warrants	3,608,571
Net cash from financing activities	3,198,869
Effect of foreign exchange on cash
Change in cash and restricted cash for the year	(734,048)
Cash and restricted cash, beginning of year	1,913,742
Cash and restricted cash, end of year	1,179,694
Adjustment [Member]
Operating activities
Net loss for the year	2,705,253
Items not affecting cash:
Amortization and depreciation
Bad debt expense
Fair value changes on derivatives	(2,705,253)
Interest expense, net of repayments
Foreign exchange
Transaction costs
Share based payments
Change in non-cash working capital
Net cash used in operating activities
Investing activities
Intangible asset additions
Equipment additions
Acquisition of ClearRF
Net cash used in investing activities
Financing activities
Lease payments
Bank loan
Convertible debt issued, net of repayments
Proceeds on share issuance, net of share issuance costs
Transaction costs
Exercise of warrants
Net cash from financing activities
Effect of foreign exchange on cash
Change in cash and restricted cash for the year
Cash and restricted cash, beginning of year
Cash and restricted cash, end of year
As Restated [Member]
Operating activities
Net loss for the year	(4,877,999)
Items not affecting cash:
Amortization and depreciation	401,640
Bad debt expense
Fair value changes on derivatives	2,178,007
Interest expense, net of repayments
Foreign exchange	11,666
Transaction costs
Share based payments	310,828
Change in non-cash working capital	(1,136,712)
Net cash used in operating activities	(3,112,570)
Investing activities
Intangible asset additions	(817,849)
Equipment additions	(2,498)
Acquisition of ClearRF
Net cash used in investing activities	(820,347)
Financing activities
Lease payments	(100,702)
Bank loan
Convertible debt issued, net of repayments
Proceeds on share issuance, net of share issuance costs
Transaction costs	(309,000)
Exercise of warrants	3,608,571
Net cash from financing activities	3,198,869
Effect of foreign exchange on cash
Change in cash and restricted cash for the year	(734,048)
Cash and restricted cash, beginning of year	1,913,742
Cash and restricted cash, end of year	$ 1,179,694